DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND    Two World Trade Center,
LETTER TO THE SHAREHOLDERS June 30, 1997       New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Dean Witter California Tax-Free Income Fund for the six-month period ended June 30, 1997.

A consumer-led acceleration in economic activity in late 1996 carried into the first quarter of 1997. This contributed to a rise in interest rates between December 1996 and April 1997. On March 25, 1997, the Federal Reserve Board raised the federal-funds rate 25 basis points to 5.50 percent in a preemptive move against a possible increase in the rate of inflation. The bond market recognized that additional rate hikes by the central bank were possible, but began to rally when short-term interest rates remained unchanged in May.

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of U.S. Treasury yields, but with less volatility. Long-term insured revenue bond yields rose from 5.45 percent at the end of November 1996 to a high of 5.85 percent in mid April 1997 before declining to 5.50 percent in June.

                                                      BOND YIELDS 1994-1997

                     30-Year Insured            30-Year U.S. Treasury         Insured Municipal Revenue Yields
                 Municipal Revenue Yields             Yields               as a Percentage of U.S. Treasury Yields
Dec '93                 5.45                           6.35                         0.8586
                        5.29                           6.24                         0.8481
                        5.64                           6.66                         0.8468
                        6.19                           7.09                         0.8728
                        6.24                           7.31                         0.854
                        6.23                           7.43                         0.8387
Jun '94                 6.31                           7.61                         0.8293
                        6.15                           7.4                          0.8314
                        6.17                           7.45                         0.828
                        6.42                           7.82                         0.8212
                        6.66                           7.97                         0.8356
                        6.99                           8                            0.8738
Dec '94                 6.65                           7.88                         0.8438
                        6.42                           7.7                          0.834
                        6.12                           7.44                         0.8222
                        6.07                           7.43                         0.8167
                        6.05                           7.34                         0.8245
                        5.84                           6.65                         0.8784
Jun '95                 6                              6.62                         0.9066
                        5.99                           6.85                         0.875
                        5.98                           6.65                         0.8997
                        5.97                           6.5                          0.9184
                        5.79                           6.33                         0.915
                        5.61                           6.13                         0.9151
Dec '95                 5.49                           5.95                         0.923
                        5.42                           6.03                         0.8989
                        5.55                           6.47                         0.8577
                        5.89                           6.67                         0.8835
                        5.94                           6.91                         0.8601
                        5.99                           6.99                         0.8571
Jun '96                 5.86                           6.87                         0.8529
                        5.77                           6.97                         0.8278
                        5.82                           7.12                         0.8176
                        5.71                           6.92                         0.8248
                        5.6                            6.64                         0.8431
                        5.45                           6.35                         0.8583
Dec '96                 5.56                           6.64                         0.8372
                        5.63                           6.79                         0.8293
                        5.53                           6.8                          0.8129
                        5.83                           7.1                          0.8216
                        5.74                           6.96                         0.8251
                        5.58                           6.91                         0.8081
Jun '97                 5.49                           6.78                         0.8092

Source: Bloomberg L.P.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

LARGEST SECTORS AS OF JUNE 30, 1997
(% OF NET ASSET)
Refunded             18%
Transportation       15%
Water & Sewer        12%
Electric              9%
Hospital              7%
IDR/PCR*              6%
Tax Allocation        6%
All Others           27%



* Indutrial Development/Pollution Control Revenue

Portfolio structure is subject to change.


CREDIT RATINGS AS OF JUNE 30, 1997
 (% OF TOTAL LONG-TERM PORTFOLIO)
     Aaa or AAA      54%
     Aa or AA        16%
     A or A          17%
     Baa or BBB      12%
     NR*              1%

As measured by Moody's Investor Service, Inc. or Standard & Poor's Corp.

* Not rated at time of purchase; deemed by investment manager to be comparable to investment-grade securities.

Portfolio structure is subject to change.


CALL STRUCTURE as of June 30, 1997                  WEIGHTED AVERAGE
(% of Total Long-Term Portfolio)              CALL PROTECTION: 6.0 YEARS
Percent Callable

Years Bonds Callable
1997                                                 4.0%
1998                                                 5.3%
1999                                                 6.3%
2000                                                 5.7%
2001                                                 8.9%
2002                                                16.7%
2003                                                14.2%
2004                                                 4.0%
2005                                                16.6%
2006                                                 6.1%
2007+                                               12.2%

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields declined from 86 percent at the end of November 1996 to 81 percent in June 1997. A declining ratio means that municipals have outperformed Treasuries, but have become relatively less attractive. The annual range of the ratio averaged between 80 percent and 92 percent over the past three years.

Relative to last year, new-issue municipal volume was ahead only two percent for the first six months of 1997. Estimated underwriting volume of $180 billion for the full year is expected to exceed bond maturities and redemptions of $130 billion.

PERFORMANCE

Dean Witter California Tax-Free Income Fund's total return for the six-month period ended June 30, 1997 was 2.42 percent. The Fund's net asset value increased slightly from $12.57 to $12.59 per share. Tax-free dividends totaling $0.29 per share were paid during the period. Tax-free dividends continued to be the major component of total return. The Fund's net assets were in excess of $925 million.

PORTFOLIO STRUCTURE

The Fund's cash and short-term investment position during the first half of 1997 increased from seven to nine percent of net assets. Refunded bonds added another 19 percent to the defensive position of the portfolio. Bond sales involved market-sensitive discount and current-coupon issues. The portfolio's average maturity was 15 years. The distribution of bond call dates produced an average call protection of six years.

Investments were diversified among 12 long-term sectors and 68 credits. The portfolio has consistently maintained high quality with over 70 percent of its long-term holdings rated double "A" or better. Holdings in the electric revenue sector reflect the portfolio's ability to respond to changing credit conditions. With municipal electric utilities facing the increasingly competitive pressures of deregulation, approximately three quarters of the electric credits are enhanced with bond insurance.

LOOKING AHEAD

Since the election-year collapse of flat-tax proposals, municipal bonds have outperformed U.S. Treasury securities. Tax-free yields are currently somewhat less attractive in their historical relationship with Treasury yields. However, the long-term benefits of tax-exempt income remain intact and have fostered demand for municipal bonds.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

On June 30, 1997, the Fund's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion occurred on July 28, 1997. Existing shares were designated Class B. A revised prospectus, which includes complete details regarding this change, was mailed with your June 1997 statement.

We appreciate your ongoing support of Dean Witter California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

RESULTS OF SPECIAL MEETING (unaudited)

                             *         *         *

On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on four separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF
    MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

             For......................................................................   41,680,168
             Against..................................................................      718,677
             Abstain..................................................................    4,593,634

(2) ELECTION OF TRUSTEES:

Michael Bozic
For....................   45,152,302
Withheld...............    1,840,177

Charles A. Fiumefreddo
For....................   45,156,540
Withheld...............    1,835,939

Edwin J. Garn
For....................   45,085,786
Withheld...............    1,906,693

John R. Haire
For....................   45,115,108
Withheld...............    1,877,371

Wayne E. Hedien
For....................   45,162,178
Withheld...............    1,830,301

Dr. Manuel H. Johnson
For....................   45,084,836
Withheld...............    1,907,643

Michael E. Nugent
For....................   45,106,888
Withheld...............    1,885,591

Philip J. Purcell
For....................   45,050,904
Withheld...............    1,941,575
John L. Schroeder
For....................   45,130,377
Withheld...............    1,862,102

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

             For......................................................................   39,923,883
             Against..................................................................    1,316,460
             Abstain..................................................................    5,752,136

(4) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

             For......................................................................   43,192,630
             Against..................................................................      877,692
             Abstain..................................................................    2,922,157

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (90.3%)
              General Obligation (5.1%)
              California,
$  5,000       Ser 1990...............................................................     7.00%     08/01/07     $  5,879,850
   5,000       Ser 1990...............................................................     7.00      08/01/08        5,884,950
   2,000       Ser AT.................................................................     9.50      02/01/10        2,766,500
  10,000       Various Purpose dtd 04/01/93 (FSA).....................................     5.50      04/01/19        9,703,000
  13,000       Ser 1996 (AMBAC).......................................................     5.25      06/01/21       12,453,220
   4,000      Santa Margarita/Dana Point Authority, Impr Dists #3, 3A, 4 & 4A
               1994 Ser B Refg (MBIA).................................................     5.75      08/01/20        4,025,080
   6,000      Santa Margarita Water District, Impr Dists #3 & 4 Refg Ser 1986.........     7.50      11/01/05        6,157,320
 -------                                                                                                           -----------
  45,000                                                                                                            46,869,920
 -------                                                                                                           -----------

              Educational Facilities Revenue (2.9%)
              California Educational Facilities Authority,
   1,750       Loyola Marymount University Ser 1992 B.................................     6.55      10/01/12        1,873,060
   2,300       Loyola Marymount University Ser 1992 B.................................     6.60      10/01/22        2,462,564
   3,000       Stanford University Ser I..............................................     6.75      01/01/13        3,162,150
   2,000       University of Southern California Ser 1997 A (WI)......................     5.70      10/01/15        2,045,160
              California Statewide Communities Development Authority,
   3,400       Gemological Institute of America COPs (Connie Lee).....................     6.00      05/01/20        3,488,706
   4,100       Gemological Institute of America COPs (Connie Lee).....................     6.00      05/01/25        4,206,969
  10,000      University of California, Multiple Purpose Refg Ser 1993 C (AMBAC)......     5.125     09/01/18        9,402,700
 -------                                                                                                           -----------
  26,550                                                                                                            26,641,309
 -------                                                                                                           -----------

              Electric Revenue (9.1%)
  13,000      Los Angeles Department of Water & Power, Second Issue of 1993
               (Secondary AMBAC)......................................................     5.40      11/15/13       12,923,690
   5,000      Northern California Power Agency, Hydro #1 1993 Refg Ser A (MBIA).......     5.50      07/01/16        4,924,750
              Sacramento Municipal Utility District,
   5,700       Refg 1994 Ser H (MBIA).................................................     5.75      01/01/11        5,921,160
  26,000       Refg 1992 Ser A (FGIC).................................................     6.30      08/01/18       27,680,640
              Southern California Public Power Authority,
   7,000       Mead-Adelanto 1994 Ser A (AMBAC).......................................     5.15      07/01/15        6,722,310
   5,000       Palo-Verde 1993 Ser A (Secondary AMBAC)................................     5.00      07/01/15        4,689,450
   1,750       Transmission Refg Ser 1988 (FGIC)......................................     0.00      07/01/06        1,124,847
              Puerto Rico Electric Power Authority,
   9,000       Power Ser O............................................................     5.00      07/01/12        8,500,410
   9,000       Power Ser X............................................................     6.125     07/01/21        9,400,140
   2,000       Power Ser X............................................................     5.50      07/01/25        1,928,120
 -------                                                                                                           -----------
  83,450                                                                                                            83,815,517
 -------                                                                                                           -----------

              Hospital Revenue (6.8%)
   7,100      Antelope Valley Hospital District, Ser 1989 COPs........................     7.35      01/01/20        7,322,514
              Bakersfield,
   1,750       Bakersfield Memorial Hospital Ser 1992 A...............................     6.375     01/01/12        1,836,660
   2,000       Bakersfield Memorial Hospital Ser 1992 A...............................     6.50      01/01/22        2,096,980

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
$  7,600      Berkeley, Alta Bates Medical Center Refg Ser A..........................     6.50%     12/01/11     $  7,962,292
   3,500      California Health Facilities Financing Authority, Sutter/CHS Ser 1996 A
               (MBIA).................................................................     5.875     08/15/16        3,564,120
              Duarte,
   3,000       City of Hope National Medical Center Ser 1993 COPs.....................     5.50      04/01/01        3,036,180
   4,000       City of Hope National Medical Center Ser 1993 COPs.....................     6.25      04/01/23        4,025,840
   6,000      Eden Township Hospital District, Ser 1989...............................     7.40      11/01/19        6,316,740
              Madera County,
   7,500       Valley Children's Hospital Ser 1995 COPs (MBIA)........................     6.50      03/15/15        8,506,275
   2,000       Valley Children's Hospital Ser 1995 COPs (MBIA)........................     6.125     03/15/23        2,083,700
              Rancho Mirage Joint Powers Financing Authority,
   3,000       Eisenhower Medical Center Ser 1997 A COPs (MBIA).......................     5.25      07/01/12        2,972,370
   4,000       Eisenhower Medical Center Ser 1997 A COPs (MBIA).......................     5.25      07/01/17        3,842,120
   2,000      Stockton, Dameron Hospital Assn Refg Ser 1988...........................     8.25      12/01/00        2,065,220
   7,000      University of California, UCLA Medical Center Refg Ser 1994 (MBIA)......     5.50      12/01/14        6,953,170
 -------                                                                                                           -----------
  60,450                                                                                                            62,584,181
 -------                                                                                                           -----------

              Industrial Development/Pollution Control Revenue (5.7%)
              California Pollution Control Financing Authority,
   5,000       Atlantic Richfield Co Ser 1996 A.......................................     5.00      04/01/08        4,987,250
   6,000       Pacific Gas & Electric Co 1987 Ser B (AMT).............................     8.875     01/01/10        6,216,600
   3,000       San Diego Gas and Electric Co 1996 Ser A...............................     5.90      06/01/14        3,157,350
   5,000       Southern California Edison Co 1988 Ser A (AMT).........................     6.90      09/01/06        5,307,700
  10,000       Southern California Edison Co 1987 Ser D...............................     6.85      12/01/08       10,594,900
  10,000       Southern California Edison Co 1992 Ser B (AMT).........................     6.40      12/01/24       10,593,500
   5,000       Waste Management Inc 1991 Ser A (AMT)..................................     7.15      02/01/11        5,413,100
   1,400      Intermodal Container Transfer Facility Joint Powers Authority, Southern
               Pacific Transportation Co 1989 Ser A...................................     7.70      11/01/14        1,490,160
   5,000      San Diego, San Diego Gas & Electric Co 1987 Ser A (AMT).................     8.75      03/01/23        5,133,400
 -------                                                                                                           -----------
  50,400                                                                                                            52,893,960
 -------                                                                                                           -----------

              Mortgage Revenue - Single Family (4.7%)
              California Housing Finance Agency,
   9,000       Home 1995 Ser J (AMBAC)................................................     6.00      08/01/17        9,218,250
   4,960       Home 1989 Ser A........................................................     7.75      08/01/17        5,202,197
   6,735       Home 1995 Ser M (AMT) (MBIA)...........................................     6.15      08/01/27        6,876,368
   8,540       Home 1995 Ser K (AMT) (AMBAC)..........................................     6.25      08/01/27        8,777,327
   4,010       Home 1991 Ser G (AMT)..................................................     7.05      08/01/27        4,205,127
   7,000       Purchase 1995 Ser B-2 (AMT)............................................     6.30      08/01/24        7,196,070
              Puerto Rico Housing Finance Corporation,
   1,065       Portfolio One GNMA-Backed Ser B........................................     7.65      10/15/22        1,118,261
     665       Portfolio One GNMA-Backed Ser C........................................     6.85      10/15/23          696,953
 -------                                                                                                           -----------
  41,975                                                                                                            43,290,553
 -------                                                                                                           -----------

              Public Facilities Revenue (4.3%)
   4,000      Anaheim Public Financing Authority, Anaheim Pub Impr Sub 1997 Ser C
               (FSA)..................................................................     6.00      09/01/16        4,304,000
  10,000      Beverly Hills Public Financing Authority, 1993 Refg Ser A (MBIA)........     5.65      06/01/15        9,888,500
   1,875      Campbell Redevelopment Agency, 1991 COPs................................     6.75      10/01/17        2,004,900

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Los Angeles County,
$  5,400       1991 Master Refg COPs..................................................     6.708%    05/01/15     $  5,603,904
   9,500       Public Properties Refg of 1987 COPs....................................     0.00      04/01/04        6,083,705
  10,000      San Jose Financing Authority, Convention Center Refg 1993 Ser C.........     6.375     09/01/13       10,488,900
   1,200      Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1988
               A......................................................................     7.90      07/01/07        1,268,256
 -------                                                                                                           -----------
  41,975                                                                                                            39,642,165
 -------                                                                                                           -----------

              Tax Allocation (5.7%)
   5,000      Fountain Valley Agency for Community Development, 1985 Industrial
               Area...................................................................     9.10      01/01/15        5,138,450
              Garden Grove Community Development Agency,
   5,000       Refg Issue of 1993.....................................................     5.70      10/01/13        4,931,800
   6,000       Refg Issue of 1993.....................................................     5.875     10/01/23        5,939,940
  25,500      Long Beach Financing Authority, Ser 1992 (AMBAC)........................     6.00      11/01/17       27,339,570
   9,490      Pleasanton Joint Powers Financing Authority, Reassessment 1993 Ser A....     6.15      09/02/12        9,840,276
 -------                                                                                                           -----------
  50,990                                                                                                            53,190,036
 -------                                                                                                           -----------

              Transportation Facilities Revenue (15.0%)
  15,000      Foothills/Eastern Transportation Corridor Agency, Toll Road Sr Lien Ser
               1995 A.................................................................     6.00      01/01/34       15,043,050
              Long Beach,
  11,000       Harbor Ser 1989 A (AMT)................................................     7.375     05/15/09       11,492,800
  10,000       Harbor Ser 1989 A (AMT)................................................     7.25      05/15/19       10,440,900
  20,000       Harbor Ser 1995 (AMT) (MBIA)...........................................     5.25      05/15/25       18,643,800
  10,000      Los Angeles, Department of Airports Refg 1985 Ser A (FGIC)..............     5.50      05/15/09       10,330,200
  20,000      Los Angeles County Transportation Commission, Sales Tax Ser 1991 B......     6.50      07/01/13       21,232,000
   5,000      Orange County, Airport Refg Ser 1997 (MBIA).............................     5.50      07/01/11        5,043,750
  20,000      San Diego County Regional Transportation Commission, Sales Tax
               1994 Ser A (FGIC)......................................................     4.75      04/01/08       19,668,200
   5,000      San Francisco Airports Commission, San Francisco Int'l Airport Second
               Ser
               Refg Issue 4 (MBIA)....................................................     6.00      05/01/20        5,140,950
              San Francisco Bay Area Rapid Transit District,
   5,000       Sales Tax Ser 1990 (AMBAC).............................................     6.75      07/01/09        5,376,750
   5,000       Sales Tax Ser 1995 (FGIC)..............................................     5.50      07/01/15        5,019,350
   4,000       Sales Tax Ser 1995 (FGIC)..............................................     5.50      07/01/20        3,933,400
   8,000      Puerto Rico Highway & Transportation Authority, Refg Ser X..............     5.25      07/01/21        7,532,320
 -------                                                                                                           -----------
 138,000                                                                                                           138,897,470
 -------                                                                                                           -----------

              Water & Sewer Revenue (12.3%)
              California Department of Water Resources,
   4,000       Central Valley Ser F...................................................     6.00      12/01/11        4,046,800
   6,870       Central Valley Ser J-2.................................................     6.125     12/01/13        7,169,738
   8,000      Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)..................     6.00      08/01/18        8,259,520
   6,000      Central Coast Water Authority, Refg Ser 1996 A (AMBAC)..................     5.00      10/01/16        5,659,560
  10,000      Contra Costa Water District, Ser G (MBIA)...............................     5.50      10/01/19        9,798,000
  11,000      East Bay Municipal Utility District, Water Refg Ser 1992................     6.00      06/01/20       11,242,660
   4,000      Eastern Municipal Water District, Water & Sewer Ser 1991 COPs...........     6.00      07/01/23        4,054,200

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
$  5,745      Los Angeles, Wastewater Ser 1990........................................     7.10%     06/01/18     $  6,120,838
  15,000      Los Angeles County Sanitation Districts Financing Authority, 1993 Ser
               A......................................................................     5.375     10/01/13       14,704,200
  10,000      San Diego, Sewer 1993 Ser A.............................................     5.25      05/15/20        9,379,600
   8,000      San Diego County Water Authority, Ser 1991 B COPs (MBIA)................     6.30      04/08/21        8,496,080
  10,000      San Diego Public Facilities Financing Authority, Sewer Ser 1995
               (FGIC).................................................................     5.00      05/15/25        9,170,900
              San Francisco Public Utilities Commission,
   5,750       Water 1992 Refg Ser A..................................................     6.00      11/01/15        5,918,360
  10,870       Water 1996 Ser A.......................................................     5.00      11/01/21       10,131,057
 -------                                                                                                           -----------
 115,235                                                                                                           114,151,513
 -------                                                                                                           -----------

              Other Revenue (0.5%)
   5,000      Orange County Community Facilities District #86-2, Rancho Santa
 -------       Margarita
               Ser A of 1990..........................................................     7.65      08/15/17        5,185,100
                                                                                                                   -----------

              Refunded (18.2%)
   5,000      California Health Facilities Financing Authority, St Joseph Health Ser
               1991 A.................................................................     6.75      07/01/01+       5,528,450
   8,000      California Public Works Board, California State University 1992 Ser A...     6.70      10/01/02+       9,021,440
  10,000      Central Coast Water Authority, Ser 1992 (AMBAC).........................     6.50      10/01/02+      11,183,700
  20,000      Desert Hospital District, Desert Hospital Corp Ser 1992 COPs (FSA)......     6.392     07/01/02+      22,100,200
              Los Angeles,
   6,000       Harbor Department Issue of 1985........................................     8.70      09/01/99+       6,569,280
  10,000       Wastewater Ser 1990-B..................................................     7.15      06/01/00+      10,990,900
              Los Angeles Convention & Exhibition Center Authority,
  10,000       Ser 1985 COPs..........................................................     9.00      12/01/05+      13,091,300
  14,000       Ser 1985 COPs..........................................................     9.00      12/01/05+      18,327,820
  10,000      Los Angeles County Transportation Commission, Sales Tax Ser 1987 A......     6.75      07/01/02+      11,254,000
   5,000      Los Angeles Department of Water & Power, Water Works Issue of 1991......     7.00      04/01/01++      5,505,900
  10,000      Northern California Transmission Agency, California-Oregon 1990 Ser A
               (MBIA).................................................................     7.00      05/01/00+      10,885,100
   2,950      Rancho Mirage Joint Powers Financing Authority, Eisenhower Memorial
               Hospital Ser 1992 COPs.................................................     7.00      03/01/02+       3,323,824
   5,250      Southern California Public Power Authority (ETM)........................     0.00      07/01/06        3,356,797
  11,000      University of California, Multiple Purpose Refg Ser A...................     6.875     09/01/02+      12,443,200
  10,000      Puerto Rico Aqueduct & Sewer Authority, Ser 1988 A......................     7.875     07/01/98+      10,595,500
  13,000      Puerto Rico Highway Authority, Ser Q....................................     7.75      07/01/00+      14,534,390
 -------                                                                                                           -----------
 150,200                                                                                                           168,711,801
 -------                                                                                                           -----------
 809,225      TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $784,534,396).....................      835,873,525
 -------                                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS (7.9%)
$  3,500      California Educational Facilities Authority, University Southern
               California
               Ser 1989 A.............................................................     7.20%     10/01/97++   $  3,598,980
              California Pollution Control Financing Authority,
  27,400       Pacific Gas & Electric Co Ser 1996 F (Demand 07/01/97).................     3.85*     11/01/26       27,400,000
  11,480       Southern California Edison Co Ser 1996 A (Demand 07/01/97).............     3.00*     02/28/08       11,480,000
   5,500      Los Angeles County-West Covina Civic Center Authority, 1987 Refg COPs...     6.875     09/01/97+       5,637,170
  25,000      Newport Beach, Hoag Memorial Hospital Presbyterian Ser 1992
 -------       (Demand 07/01/97)......................................................     3.00*     10/01/22       25,000,000
                                                                                                                  ------------

  72,880      TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS
 -------       (Identified Cost $72,843,593).................................................................       73,116,150
                                                                                                                  ------------

$882,105      TOTAL INVESTMENTS (Identified Cost $857,377,989) (a)..................................    98.2%      908,989,675
========
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................   1.8        16,967,692
                                                                                                       ------     ------------

              NET ASSETS.............................................................................  100.0%     $925,957,367
                                                                                                       ======     ============

---------------------

     AMT      Alternative Minimum Tax.
     COPs     Certificates of Participation.
     ETM      Escrowed to Maturity.
      WI      Security purchased on a when issued basis.
      +       Prerefunded to call date shown.
      ++      Refunded on call date shown by forward delivery contract or crossover refunded.
      *       Current coupon of variable rate demand obligation.
     (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $52,714,298 and the aggregate gross unrealized depreciation is $1,102,612, resulting in net unrealized appreciation of $51,611,686.

Bond Insurance:
--------------
    AMBAC     AMBAC Indemnity Corporation.
  Connie Lee  Connie Lee Insurance Company.
     FGIC     Financial Guaranty Insurance Company.
     FSA      Financial Security Assurance Inc.
     MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $857,377,989).......................................    $908,989,675
Cash..................................................................       2,085,497
Receivable for:
    Interest..........................................................      13,554,620
    Investments sold..................................................       5,000,000
    Shares of beneficial interest sold................................         427,340
Prepaid expenses and other assets.....................................          37,445
                                                                          ------------

    TOTAL ASSETS......................................................     930,094,577
                                                                          ------------

LIABILITIES:
Payable for:
    Investments purchased.............................................       1,957,697
    Shares of beneficial interest repurchased.........................         602,372
    Plan of distribution fee..........................................         591,899
    Dividends to shareholders.........................................         467,858
    Investment management fee.........................................         421,140
Accrued expenses and other payables...................................          96,244
                                                                          ------------

    TOTAL LIABILITIES.................................................       4,137,210
                                                                          ------------

NET ASSETS:
Paid-in-capital.......................................................     875,466,064
Net unrealized appreciation...........................................      51,611,686
Accumulated undistributed net investment income.......................          16,195
Accumulated net realized loss.........................................      (1,136,578)
                                                                          ------------

    NET ASSETS........................................................    $925,957,367
                                                                          ============

NET ASSET VALUE PER SHARE,
 73,552,721 shares outstanding
 (unlimited shares authorized of $.01 par value)......................          $12.59
                                                                                ======

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME........................................................    $27,688,786
                                                                           -----------

EXPENSES
Plan of distribution fee...............................................      3,497,441
Investment management fee..............................................      2,488,329
Transfer agent fees and expenses.......................................        120,042
Shareholder reports and notices........................................         32,102
Professional fees......................................................         28,836
Custodian fees.........................................................         18,888
Trustees' fees and expenses............................................          5,828
Other..................................................................         17,578
                                                                           -----------

    TOTAL EXPENSES.....................................................      6,209,044

    LESS: EXPENSE OFFSET...............................................        (18,826)
                                                                           -----------

    NET EXPENSES.......................................................      6,190,218
                                                                           -----------

    NET INVESTMENT INCOME..............................................     21,498,568
                                                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss......................................................       (831,780)
Net change in unrealized appreciation..................................      1,550,609
                                                                           -----------

    NET GAIN...........................................................        718,829
                                                                           -----------

NET INCREASE...........................................................    $22,217,397
                                                                           ===========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX
                                                        MONTHS ENDED       FOR THE YEAR
                                                          JUNE 30,             ENDED
                                                            1997         DECEMBER 31, 1996
-------------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...............................    $21,498,568       $    46,594,742
Net realized gain (loss)............................       (831,780)            3,510,899
Net change in unrealized appreciation...............      1,550,609           (20,341,641)
                                                        -----------       ---------------

    NET INCREASE....................................     22,217,397            29,764,000
                                                        -----------       ---------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...............................    (21,482,373)          (46,863,352)
Net realized gain...................................             --           (11,233,171)
                                                        -----------       ---------------

    TOTAL...........................................    (21,482,373)          (58,096,523)
                                                        -----------       ---------------

Net decrease from transactions in shares of
 beneficial interest................................    (50,479,862)          (50,846,165)
                                                        -----------       ---------------

    NET DECREASE....................................    (49,744,838)          (79,178,688)
NET ASSETS:
Beginning of period.................................    975,702,205         1,054,880,893
                                                        -----------       ---------------

    END OF PERIOD
    (Including undistributed net investment income
    of $16,195 and $0, respectively)................   $925,957,367       $   975,702,205
                                                       ============       ===============

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed distribution expenses.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $1,512,656 at June 30, 1997.

The Distributor has informed the Fund that for the six months ended June 30, 1997, it received approximately $602,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1997 aggregated $28,116,800 and $89,937,782, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $17,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $993. At June 30, 1997, the Fund had an accrued pension liability of $47,510 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                        FOR THE SIX                        FOR THE YEAR
                                                                       MONTHS ENDED                            ENDED
                                                                       JUNE 30, 1997                     DECEMBER 31, 1996
                                                                ---------------------------        -----------------------------
                                                                        (unaudited)
                                                                  SHARES          AMOUNT             SHARES           AMOUNT
                                                                ----------     ------------        -----------     -------------
Sold........................................................     2,799,992     $ 34,894,371          6,335,468     $  79,395,308
Reinvestment of dividends and distributions.................       885,067       11,023,584          2,574,842        32,170,169
                                                                -----------    --------------      ------------     ------------
                                                                 3,685,059       45,917,955          8,910,310       111,565,477
Repurchased.................................................    (7,723,827)     (96,397,817)       (12,976,452)     (162,411,642)
                                                                -----------    --------------      ------------     ------------
Net decrease................................................    (4,038,768)    $(50,479,862)        (4,066,142)    $ (50,846,165)
                                                                ===========    ==============      ============     ============

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $305,000 during fiscal 1996.

As of December 31, 1996, the Fund had temporary book/tax differences primarily attributable to post-October losses.

7. SUBSEQUENT EVENT

On June 30, 1997, the Fund's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement, the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion occurred on July 28, 1997.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                    FOR THE SIX
                                                                    MONTHS ENDED     FOR THE YEAR ENDED DECEMBER 31,
                                                                      JUNE 30,       -------------------------------
                                                                        1997             1996               1995
--------------------------------------------------------------------------------------------------------------------
                                                                    (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............................       $12.57              $12.92             $11.87
                                                                       ------              ------             ------
Net investment income...........................................         0.29                0.58               0.61
Net realized and unrealized gain (loss).........................         0.02               (0.21)              1.13
                                                                       ------              ------             ------
Total from investment operations................................         0.31                0.37               1.74
                                                                       ------              ------             ------
Less dividends and distributions from:
   Net investment income........................................        (0.29)              (0.58)             (0.61)
   Net realized gain............................................           --               (0.14)             (0.08)
                                                                       ------              ------             ------
Total dividends and distributions...............................        (0.29)              (0.72)             (0.69)
                                                                       ------              ------             ------
Net asset value, end of period..................................       $12.59              $12.57             $12.92
                                                                       ======              ======             ======
TOTAL INVESTMENT RETURN+........................................         2.42%(1)            3.13%             14.96%
RATIOS TO AVERAGE NET ASSETS:
Expenses........................................................         1.33%(2)            1.32%(3)           1.33%
Net investment income...........................................         4.61%(2)            4.66%(3)           4.90%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions..........................         $926                $976             $1,055
Portfolio turnover rate.........................................            3%(1)              11%                23%



                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                                    ------------------------------------------------
                                                                        1994               1993               1992
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............................        $13.31             $12.70             $12.46
                                                                        ------             ------             ------
Net investment income...........................................          0.64               0.67               0.69
Net realized and unrealized gain (loss).........................         (1.42)              0.70               0.26
                                                                        ------             ------             ------
Total from investment operations................................         (0.78)              1.37               0.95
                                                                        ------             ------             ------
Less dividends and distributions from:
   Net investment income........................................         (0.64)             (0.67)             (0.69)
   Net realized gain............................................         (0.02)             (0.09)             (0.02)
                                                                        ------             ------             ------
Total dividends and distributions...............................         (0.66)             (0.76)             (0.71)
                                                                        ------             ------             ------
Net asset value, end of period..................................        $11.87             $13.31             $12.70
                                                                        ======             ======             ======
TOTAL INVESTMENT RETURN+........................................         (5.97)%            10.97%              7.83%
RATIOS TO AVERAGE NET ASSETS:
Expenses........................................................          1.32%              1.27%              1.32%
Net investment income...........................................          5.10%              5.03%              5.45%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions..........................        $1,008             $1,190               $987
Portfolio turnover rate.........................................            12%                10%                 6%

---------------------

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.





DEAN WITTER
CALIFORNIA
TAX-FREE
INCOME FUND

[PHOTO]

Semiannual Report
June 30, 1997